General and administrative expenses	12 Months Ended
Dec. 31, 2023
General and administrative expenses
General and administrative expenses
24.	General and administrative expenses

	2023	2022
	($)	($)
Salaries and benefits	14,278	10,004
Share-based compensation	7,735	6,947
Insurance	5,131	2,878
Depreciation	220	167
Transaction costs	—	6,441
Legal and other consulting fees	8,941	3,426
Regulatory and listing fees	1,298	732
Other	2,467	6,242
	40,070	36,837